Investments in subsidiary undertakings, joint ventures and associates - Reconciliation of carrying amounts (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of carrying amount
Carrying amount of the Group's interest	$ 2,412	$ 1,940	$ 2,412	$ 1,940
Mainland China joint venture
Reconciliation of carrying amount
Total net assets	1,892	1,266	1,892	1,266
Proportion owned by the joint venture partner	$ 946	$ 633	946	633
Interest in joint ventures held by partner (as a percent)	50.00%	50.00%
Carrying amount of the Group's interest	$ 946	$ 633	946	633
Interest in joint ventures (as a percent)	50.00%	50.00%
Dividends received			0	88	$ 0
Other individually immaterial joint ventures and associates
Reconciliation of carrying amount
Carrying amount of the Group's interest	$ 1,466	$ 1,307	$ 1,466	$ 1,307